Property, furniture, equipment and leasehold improvements - Net - Additional Information (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, furniture, equipment and leasehold improvements		$ 719,987	$ 488,409	$ 297,743
Cost of sales recognized in properties		124,490	94,121	50,883
Sales expense		562,244	394,288	$ 246,860
Depreciation expense		33,253
Impairment reversed		26,069
Impaired property damage		0	$ 42,422
Hurricane Otis
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized as other expenses	$ 42,422	$ 42,422